Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000199848 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class A)
Average Annual Return, Percent	3.82%	3.59%	2.58%
C000217952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class Y)
Average Annual Return, Percent	3.82%	3.67%	2.68%
C000142880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Institutional Class)
Average Annual Return, Percent	3.89%	3.70%	2.70%
C000217951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class R6)
Average Annual Return, Percent	3.86%	3.70%	2.71%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
ICE BofA US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	3.82%	3.67%	2.42%